Short-term borrowings and long-term debt (Short-term Borrowings) (Parenthetical) (Detail)	Mar. 31, 2020	Mar. 31, 2019
Short Term Bank Loans and Notes Payable
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	2.03%	2.11%
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	1.50%	2.28%